BANK DEBT (Restructuring of Debt) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Jun. 25, 2008 2006 Restructuring Agreement [Member]
Debt Restructuring [Line Items]
Amount of debt forgiveness under the 2006 restructuring agreement								$ 25,000,000
Repayments of Long-term Debt	10,266,000		15,133,000	10,000,000	8,000,000
Debt forgiven			4,300,000
LIBOR spread for debt principal payments						1.50%	5.25%
LIBOR spread for revolving credit line	5.50%
Revolving credit facility amount			5,000,000
Bank debt	$ 63,596,000		$ 73,900,000